UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 11,426	$ 1,572	¥ 10,010
Operating costs and expenses:
Hotel operating costs	7,296	1,004	6,732
Other operating costs	15	2	17
Selling and marketing expenses	577	79	457
General and administrative expenses	1,111	153	902
Pre-opening expenses	27	4	21
Total operating costs and expenses	9,026	1,242	8,129
Other operating income, net	175	24	168
Income from operations	2,575	354	2,049
Interest income	107	15	101
Interest expense	167	23	224
Other income, net	64	9	546
Losses from fair value changes of equity securities, net	(13)	(2)	(6)
Foreign exchange gain (loss), net	(116)	(15)	99
Income before income taxes	2,450	338	2,565
Income tax expense	702	97	502
(Loss) gain from equity method investments	1	0	(27)
Net income	1,749	241	2,036
Less: net income attributable to noncontrolling interest	23	3	31
Net income attributable to H World Group Limited	1,726	238	2,005
Other comprehensive income (loss)
Gain (loss) from fair value changes of debt securities, net of tax of RMB7 and RMB (8) for the six months ended June 30, 2023 and 2024, respectively	(25)	(3)	20
Foreign currency translation adjustments, net of tax of nil for the six months ended June 30, 2023 and 2024	(30)	(4)	222
Comprehensive income	1,694	234	2,278
Less: comprehensive income attributable to the noncontrolling interest	23	3	31
Comprehensive income attributable to H World Group Limited	¥ 1,671	$ 231	¥ 2,247
Earnings per share:
Basic | (per share)	¥ 0.55	$ 0.08	¥ 0.63
Diluted | (per share)	¥ 0.54	$ 0.07	¥ 0.62
Weighted average number of shares used in computation:
Basic (in shares)	3,138,594,148	3,138,594,148	3,180,817,047
Diluted (in shares)	3,300,316,153	3,300,316,153	3,349,256,828
Leased and owned hotels
Revenues:
Total revenues	¥ 6,780	$ 933	¥ 6,466
Manachised and franchised hotels
Revenues:
Total revenues	4,397	605	3,410
Others
Revenues:
Total revenues	¥ 249	$ 34	¥ 134